Stockholders' Equity (Deficit), Temporary Equity and Noncontrolling Interests - Schedule of Change in Carrying Value of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in Carrying Value of Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance	$ 159,514	$ (35,525)
Net income (loss) attributable to redeemable noncontrolling interest	(50,529)	(73,384)
Change in redemption value of redeemable noncontrolling interest	104,426
Ending balance	$ 213,411	$ 159,514